Long-term Obligations under Capital Lease - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2016 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Sale Leaseback Transaction [Line Items]
Weighted average rate of interest, including the margin		4.80%	4.50%
Number of vessels | Vessel		5	5
Number of vessels under construction | Vessel		1	5
Carrying value of vessels being funded		$ 602,695,000	$ 761,291,000
COSCO Pride - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor		$ 144,185,000
Terms of leases		12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage		2.60%
COSCO Pride - 13100 TEU vessel [Member] | Maximum [Member]
Sale Leaseback Transaction [Line Items]
Outstanding balance at end of lease term		$ 48,000,000
COSCO Faith - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor		$ 109,000,000
Terms of leases		12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage		3.00%
Amount of option to purchase the vessel from the lessor		$ 1
11000 TEU Newbuilding Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor	$ 420,750,000
Terms of leases	17 years
Lease financing, number of vessels | Vessel	5
Commitment fee on undrawn amount	0.80%
Leases for three 4500 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Proceeds from lease financing arrangements in total				$ 150,000,000
Lease financing lease period				5 years